World Omni Auto Receivables Trust 2012-B		Exhibit 99.1
Monthly Servicer Certificate
April 30, 2014

Dates Covered
Collections Period	04/01/14 - 04/30/14
Interest Accrual Period	04/15/14 - 05/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/14	359,031,951.44	23,140
Yield Supplement Overcollateralization Amount at 03/31/14	5,909,210.44	0
Receivables Balance at 03/31/14	364,941,161.88	23,140
Principal Payments	16,247,140.62	1,051
Defaulted Receivables	594,766.26	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/14	5,520,645.20	0
Pool Balance at 04/30/14	342,578,609.80	22,060

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	4,891,263.30	372
Past Due 61-90 days	1,123,020.25	78
Past Due 91 + days	113,250.65	9
Total	6,127,534.20	459

Total 31+ Delinquent as % Ending Pool Balance	1.79%

Recoveries	484,705.44

Aggregate Net Losses/(Gains) - April 2014	110,060.82

Overcollateralization Target Amount	15,416,037.44
Actual Overcollateralization	15,416,037.44

Weighted Average APR	3.52%
Weighted Average APR, Yield Adjusted	4.57%
Weighted Average Remaining Term	44.75

Flow of Funds	$ Amount

Collections	17,711,696.21
Advances	3,252.93
Investment Earnings on Cash Accounts	2,257.43
Servicing Fee	(304,117.63)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,413,088.94

Distributions of Available Funds
(1) Class A Interest	178,170.93
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	296,903.83
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,416,037.44
(7) Distribution to Certificateholders	1,509,307.97
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,413,088.94

Servicing Fee	304,117.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 04/15/14	342,875,513.63
Principal Paid	15,712,941.27
Note Balance @ 05/15/14	327,162,572.36

Class A-1
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-2
Note Balance @ 04/15/14	45,018,513.63
Principal Paid	15,712,941.27
Note Balance @ 05/15/14	29,305,572.36
Note Factor @ 05/15/14	13.4429231%

Class A-3
Note Balance @ 04/15/14	176,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	176,000,000.00
Note Factor @ 05/15/14	100.0000000%

Class A-4
Note Balance @ 04/15/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	107,515,000.00
Note Factor @ 05/15/14	100.0000000%

Class B
Note Balance @ 04/15/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	14,342,000.00
Note Factor @ 05/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	190,839.70
Total Principal Paid	15,712,941.27
Total Paid	15,903,780.97

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	16,131.63
Principal Paid	15,712,941.27
Total Paid to A-2 Holders	15,729,072.90

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00
Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2790638
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.9769400
Total Distribution Amount	23.2560038

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0739983
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	72.0777122
Total A-2 Distribution Amount	72.1517105

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	18.90
Noteholders' Principal Distributable Amount	981.10

Account Balances	$ Amount

Advances
Balance as of 03/31/14	47,956.15
Balance as of 04/30/14	51,209.08
Change	3,252.93

Reserve Account
Balance as of 04/15/14	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	-
Balance as of 05/15/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36